Note Payable (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 15, 2025	Oct. 01, 2025	Jul. 15, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from notes					$ 2,249,124
Convertible Promissory Note Agreement [Member] | YAIIPN Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from notes		$ 2,000,000	$ 500,000
Note interest rate			10.00%
Note interest rate incase of default			18.00%
Note maturity date			Jul. 15, 2026
Note conversion price			$ 60.62
Note payment description	The amendment temporarily suspended certain obligations of the parties from December 15, 2025 through January 20, 2026. In connection with the amendment, the Company agreed to make (i) an initial payment of $350,000 in December 2025, consisting of partial principal repayment, a redemption premium, and accrued interest, and (ii) a final payment on or before the end of the suspension period equal to the remaining outstanding principal, applicable redemption premiums, accrued interest, and a contractual fee of $250,000. Upon payment of the final amount, all obligations under the agreements were fully satisfied and the agreements terminated
Note initial payment				$ 350,000
Contractual fee	$ 250,000